Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Schedule of Key Management Compensation

Year ended December 31,	2018	2017
Salaries and short-term employee benefits	$2,286	$1,873
Stock-based compensation
DSUs	145	165
Stock options	598	561
RSUs	601	533
PSUs	30	–
Total	$3,660	$3,132